Accrued Expenses and Other Liabilities (Accrued Expenses and Other Liabilities) (FY) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Compensation and benefits		$ 184	$ 211
Pension and postretirement benefits		6	5
Taxes, income and other		139	66
Deferred revenue		208	192
Sales and product allowances		27	27
Operating lease liabilities		33	32
Other		237	150
Total	$ 793	834	683
Noncurrent
Compensation and benefits		44	57
Pension and postretirement benefits		30	13
Taxes, income and other		185	264
Deferred revenue		15	14
Sales and product allowances		0	0
Operating lease liabilities		115	91
Other		21	23
Total	$ 426	$ 410	$ 462